Debt Issue Cost (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Debt Disclosure [Abstract]
Amortization expense	$ 14,379	$ 0	$ (46,129)	$ 0